Document and Entity Information	Mar. 24, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	SES AI Corp
Amendment Flag	false
Entity Central Index Key	0001819142
Document Type	8-K
Document Period End Date	Mar. 24, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39845
Entity Tax Identification Number	98-1567584
Entity Address, Address Line One	SES AI Corporation
Entity Address, Address Line Two	35 Cabot Road
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	(339)
Local Phone Number	298-8750
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	SES
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	SES WS
Security Exchange Name	NYSE